Equity (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expense
Share-based compensation expenses for equity-classified share options, restricted share units (“RSUs”) and performance-based restricted share units (“PSUs”), in the aggregate, were allocated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(U.S $ in thousands)		(U.S $ in thousands)
Cost of revenues	$746	$1,010	$1,454	$1,962
Research and development, net	1,557	2,120	2,798	4,251
Selling, general and administrative	3,835	4,216	8,099	9,782
Total share-based compensation expenses	$6,138	$7,346	$12,351	$15,995

Schedule of stock option activity
A summary of the Company’s share option activity for the six months ended June 30, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2025	1,250,004	19.18
Forfeited	(110,045)	29.57
Options outstanding as of June 30, 2025	1,139,959	18.18
Options exercisable as of June 30, 2025	1,004,926	18.57

Schedule of RSUs and PSUs activity
A summary of the Company’s RSUs and PSUs activity for the six months ended June 30, 2025 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2025	3,945,120	13.67
Granted	2,010,477	10.43
Vested	(987,341)	16.53
Forfeited	(240,420)	15.80
Unvested as of June 30, 2025	4,727,836	11.58

Schedule of accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2025 and 2024, respectively:

	Six Months Ended June 30, 2025
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balance as of January 1, 2025	$4,907	$(12,938)	$(8,031)
Other comprehensive income (loss) before reclassifications	(2,177)	6,772	4,595
Amounts reclassified from accumulated other comprehensive loss	(2,782)	—	(2,782)
Other comprehensive income (loss)	(4,959)	6,772	1,813
Balance as of June 30, 2025	$(52)	$(6,166)	$(6,218)

	Six Months Ended June 30, 2024
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	1,459	(2,210)	(751)
Amounts reclassified from accumulated other comprehensive loss	(1,303)	—	(1,303)
Other comprehensive income (loss)	156	(2,210)	(2,054)
Balance as of June 30, 2024	$1,946	$(11,079)	$(9,133)